Fidelity® Money Market Trust

Retirement Government Money Market Portfolio

(fund number 631)

Annual Report

for the year ended August 31, 2000

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Investments August 31, 2000

Showing Percentage of Net Assets

Federal Agencies - 71.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 33.6%
Agency Coupons - 8.8%
9/1/00	6.48% (b)	$ 100,000,000	$ 99,933,060
9/1/00	6.49 (b)	100,000,000	99,936,625
9/25/00	5.82	33,000,000	32,983,091
11/13/00	6.46 (b)	97,000,000	96,983,600
3/1/01	6.55	30,000,000	29,998,364
3/20/01	6.49	42,000,000	41,992,889
			401,827,629
Discount Notes - 24.8%
9/14/00	6.24	34,000,000	33,925,719
9/28/00	6.64	75,000,000	74,632,688
11/2/00	6.55	267,035,000	264,073,282
11/2/00	6.68	48,000,000	47,465,973
11/9/00	6.84	74,000,000	73,062,836
11/22/00	6.90	52,000,000	51,208,791
11/30/00	6.54	200,000,000	196,784,000
11/30/00	6.85	90,000,000	88,510,500
12/1/00	6.56 (a)	35,650,000	35,068,756
2/1/01	6.64	87,657,000	85,261,553
2/1/01	6.67	22,000,000	21,396,925
2/15/01	6.61	36,950,000	35,852,139
2/22/01	6.63	70,000,000	67,831,283
5/10/01	7.20	64,000,000	61,001,387
			1,136,075,832
			1,537,903,461
Federal Home Loan Bank - 22.9%
Agency Coupons - 14.7%
9/1/00	6.63 (b)	95,000,000	94,993,078
9/4/00	6.48 (b)	80,000,000	79,994,305
9/5/00	6.74 (b)	100,000,000	99,990,685
10/4/00	6.61 (b)	160,000,000	159,990,079
10/15/00	6.54 (b)	80,000,000	79,992,257
11/3/00	6.00	41,000,000	40,996,471
11/3/00	6.02	16,000,000	15,998,210
12/1/00	6.03	33,000,000	32,986,930
2/7/01	6.48	67,000,000	66,935,348
			671,877,363

See accompanying notes which are an integral part of the financial statements.

Annual Report

Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - continued
Discount Notes - 8.2%
9/8/00	6.57%	$ 200,000,000	$ 199,748,583
9/22/00	6.58	45,650,000	45,477,177
9/27/00	6.61	40,000,000	39,812,222
11/1/00	6.55	50,000,000	49,454,389
11/29/00	6.53	42,000,000	41,333,390
			375,825,761
			1,047,703,124
Freddie Mac - 13.2%
Agency Coupons - 5.3%
9/1/00	6.47 (b)	45,000,000	44,958,207
9/5/00	6.75 (b)	82,000,000	81,947,169
10/10/00	6.53 (b)	66,000,000	65,977,558
1/16/01	6.43	48,000,000	46,891,125
			239,774,059
Discount Notes - 7.9%
9/28/00	6.64	25,000,000	24,877,563
11/2/00	6.55	11,000,000	10,877,998
11/9/00	6.85	45,900,000	45,318,045
11/9/00	6.86	25,000,000	24,682,313
11/22/00	6.53	137,650,000	135,637,098
2/1/01	6.67	28,092,000	27,321,928
2/7/01	6.50	50,000,000	48,652,917
5/24/01	7.22	48,000,000	45,622,067
			362,989,929
			602,763,988
Project America Ship I, Inc. - 0.6%
Agency Coupons - 0.6%
7/31/01	6.64 (b)	25,000,000	25,000,000
Student Loan Marketing Association - 0.9%
Agency Coupons - 0.9%
9/5/00	7.02 (b)	41,000,000	40,999,476
TOTAL FEDERAL AGENCIES			3,254,370,049

See accompanying notes which are an integral part of the financial statements.

Annual Report

Repurchase Agreements - 29.0%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated:
7/13/00 due 9/29/00 At 6.56%	$ 50,710,667	$ 50,000,000
8/8/00 due 9/7/00 At 6.52%	66,358,600	66,000,000
8/17/00 due 9/29/00 At 6.53%	201,559,944	200,000,000
8/31/00 due 9/1/00 At 6.67%	1,007,764,696	1,007,578,000
TOTAL REPURCHASE AGREEMENTS		1,323,578,000
TOTAL INVESTMENT PORTFOLIO - 100.2%		4,577,948,049
NET OTHER ASSETS - (0.2)%		(6,933,181)
NET ASSETS - 100%		$ 4,571,014,868
Total Cost for Income Tax Purposes $ 4,577,948,049
Legend
(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information

At August 31, 2000, the fund had a capital loss carryforward of approximately $234,000 of which $116,000, $105,000, $2,000 and $11,000 will expire on August 31, 2002, 2003, 2004 and 2008, respectively.

A total of 25.45% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $1,323,578,000) - See accompanying schedule		$ 4,577,948,049
Receivable for fund shares sold		36,566,081
Interest receivable		15,680,871
Other receivables		17,006
Total assets		4,630,212,007
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 35,068,756
Payable for fund shares redeemed	22,531,059
Accrued management fee	1,597,324
Total liabilities		59,197,139
Net Assets		$ 4,571,014,868
Net Assets consist of:
Paid in capital		$ 4,571,248,377
Accumulated net realized gain (loss) on investments		(233,509)
Net Assets, for 4,571,150,577 shares outstanding		$ 4,571,014,868
Net Asset Value, offering price and redemption price per share ($4,571,014,868 ÷ 4,571,150,577 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2000
Interest Income		$ 261,215,427
Expenses
Management fee	$ 18,318,283
Non-interested trustees' compensation	13,798
Interest	5,278
Total expenses before reductions	18,337,359
Expense reductions	(1,408,557)	16,928,802
Net interest income		244,286,625
Net Realized Gain (Loss) on Investments		22,668
Net increase in net assets resulting from operations		$ 244,309,293

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2000	Year ended August 31, 1999
Increase (Decrease) in Net Assets
Operations Net interest income	$ 244,286,625	$ 183,466,664
Net realized gain (loss)	22,668	35,419
Net increase (decrease) in net assets resulting from operations	244,309,293	183,502,083
Distributions to shareholders from net interest income	(244,286,625)	(183,466,664)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,826,728,860	6,653,598,429
Reinvestment of distributions from net interest income	243,788,786	183,356,937
Cost of shares redeemed	(7,698,449,981)	(6,040,103,635)
Net increase (decrease) in net assets and shares resulting from share transactions	372,067,665	796,851,731
Total increase (decrease) in net assets	372,090,333	796,887,150
Net Assets
Beginning of period	4,198,924,535	3,402,037,385
End of period	$ 4,571,014,868	$ 4,198,924,535

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net interest income	.056	.048	.053	.052	.052
Less Distributions
From net interest income	(.056)	(.048)	(.053)	(.052)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	5.74%	4.86%	5.41%	5.31%	5.36%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 4,571	$ 4,199	$ 3,402	$ 2,900	$ 2,523
Ratio of expenses to average net assets	.42%	.42%	.42%	.42%	.37% B
Ratio of expenses to average net assets after expense reductions	.39% C	.39% C	.39% C	.39% C	.34% C
Ratio of net interest income to average net assets	5.60%	4.75%	5.28%	5.16%	5.27%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2000

1. Significant Accounting Policies.

Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Interest Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net interest income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies -
continued

Reverse Repurchase Agreements. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. The average daily balance during the period for which the reverse repurchase agreement was outstanding amounted to $40,000,000. The weighted average interest rate was 4.75%.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated July 13, 2000, due September 29, 2000	6.56%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$50,000,000
Aggregate maturity amount of agreements	$50,710,667
Aggregate market value of transferred assets	$52,024,691
Coupon rates of transferred assets	0.00% to 9.50%
Maturity dates of transferred assets	12/18/00 to 11/29/19

Annual Report

Notes to Financial Statements - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated August 8, 2000, due September 7, 2000	6.52%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$100,000,000
Aggregate maturity amount of agreements	$100,543,333
Aggregate market value of transferred assets	$102,513,382
Coupon rates of transferred assets	6.00% to 9.00%
Maturity dates of transferred assets	10/01/00 to 9/01/30
Dated August 17, 2000, due September 29, 2000	6.53%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$700,000,000
Aggregate maturity amount of agreements	$705,459,806
Aggregate market value of transferred assets	$714,000,000
Coupon rates of transferred assets	5.50% to 9.72%
Maturity dates of transferred assets	01/01/14 to 10/01/38
Dated August 31, 2000, due September 1, 2000	6.67%
Number of dealers or banks	11
Maximum amount with one dealer or bank	35.2%
Aggregate principal amount of agreements	$11,649,000,000
Aggregate maturity amount of agreements	$11,651,158,468
Aggregate market value of transferred assets	$11,888,477,890
Coupon rates of transferred assets	0.00% to 12.00%
Maturity dates of transferred assets	09/05/00 to 08/06/38

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $1,408,557 under these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Government Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Government Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Retirement Government Money Market Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
October 13, 2000

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 12, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast

J. Michael Cook

Affirmative	6,897,618,844.74	94.916
Withheld	369,420,761.15	5.084
TOTAL	7,267,039,605.89	100.000

Ralph F. Cox

Affirmative	6,896,832,903.37	94.906
Withheld	370,206,702.52	5.094
TOTAL	7,267,039,605.89	100.000

Phyllis Burke Davis

Affirmative	6,889,963,420.94	94.811
Withheld	377,076,184.95	5.189
TOTAL	7,267,039,605.89	100.000

Robert M. Gates

Affirmative	6,892,297,505.35	94.843
Withheld	374,742,100.54	5.157
TOTAL	7,267,039,605.89	100.000

Edward C. Johnson 3d

Affirmative	6,896,618,844.78	94.903
Withheld	370,420,761.11	5.097
TOTAL	7,267,039,605.89	100.000

Donald J. Kirk

Affirmative	6,901,850,533.92	94.975
Withheld	365,189,071.97	5.025
TOTAL	7,267,039,605.89	100.000
\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast

Marie L. Knowles

Affirmative	6,896,264,771.74	94.898
Withheld	370,774,834.15	5.102
TOTAL	7,267,039,605.89	100.000

Ned C. Lautenbach

Affirmative	6,902,345,350.58	94.982
Withheld	364,694,255.31	5.018
TOTAL	7,267,039,605.89	100.000

Peter S. Lynch

Affirmative	6,902,132,019.88	94.979
Withheld	364,907,586.01	5.021
TOTAL	7,267,039,605.89	100.000

William O. McCoy

Affirmative	6,900,137,540.96	94.951
Withheld	366,902,064.93	5.049
TOTAL	7,267,039,605.89	100.000

Marvin L. Mann

Affirmative	6,898,734,631.63	94.932
Withheld	368,304,974.26	5.068
TOTAL	7,267,039,605.89	100.000

Robert C. Pozen

Affirmative	6,902,879,704.43	94.989
Withheld	364,159,901.46	5.011
TOTAL	7,267,039,605.89	100.000

Annual Report

Proxy Voting Results - continued

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.

\\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast
Affirmative	2,020,455,377.75	89.458
Against	66,445,366.11	2.942
Abstain	171,642,261.94	7.600
TOTAL	2,258,543,005.80	100.000

PROPOSAL 3

To authorize the Trustees to adopt an amended and restated Trust Instrument.*

\\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast
Affirmative	6,177,560,774.68	85.008
Against	441,140,307.33	6.070
Abstain	648,338,523.88	8.922
TOTAL	7,267,039,605.89	100.000

PROPOSAL 4

To approve an amended management contract for the fund.

\\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast
Affirmative	1,889,425,279.78	83.657
Against	141,400,751.23	6.261
Abstain	227,716,974.79	10.082
TOTAL	2,258,543,005.80	100.000

PROPOSAL 5

To amend the fund's fundamental investment limitation concerning diversification.

\\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast
Affirmative	1,893,644,195.99	83.844
Against	148,088,028.66	6.556
Abstain	216,810,781.15	9.600
TOTAL	2,258,543,005.80	100.000

PROPOSAL 6

To amend the fund's fundamental investment limitation concerning underwriting.

\\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast
Affirmative	1,880,047,861.56	83.242
Against	153,901,988.48	6.814
Abstain	224,593,155.76	9.944
TOTAL	2,258,543,005.80	100.000

PROPOSAL 7

To amend the fund's fundamental investment limitation concerning concentration.

\\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast
Affirmative	1,880,829,967.06	83.276
Against	152,738,774.17	6.763
Abstain	224,974,264.57	9.961
TOTAL	2,258,543,005.80	100.000

* Denotes trust-wide proposals and
voting results.

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Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Robert A. Litterst, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith,
Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

RGM-PRO-1000 112815
1.700907.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity® Money Market Trust

Retirement Money Market Portfolio

(fund number 630)

Annual Report

for the year ended August 31, 2000

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Investments August 31, 2000

Showing Percentage of Net Assets

Certificates of Deposit - 36.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 2.6%
First Union National Bank, North Carolina
11/21/00	6.48%	$ 50,000,000	$ 50,000,000
5/15/01	7.35	100,000,000	100,000,000
Firstar Bank NA
9/15/00	6.54	75,000,000	74,999,710
U.S. Bank NA, Minnesota
9/1/00	6.72 (b)	40,000,000	40,000,000
			264,999,710
London Branch, Eurodollar, Foreign Banks - 19.9%
Abbey National PLC
11/27/00	6.60	200,000,000	200,000,000
Abbey National Treasury Services PLC
11/6/00	6.75	75,000,000	75,000,000
11/9/00	6.50	75,000,000	75,000,000
5/17/01	7.36	100,000,000	100,000,000
Alliance & Leicester PLC
11/24/00	6.61	50,000,000	50,000,000
Bank of Nova Scotia
9/14/00	6.53	100,000,000	99,999,797
Bank of Scotland Treasury Services PLC
11/27/00	6.60	25,000,000	25,000,000
Barclays Bank PLC
9/5/00	6.57	60,000,000	60,000,000
10/23/00	6.58	110,000,000	110,000,000
Bayerische Hypo-und Vereinsbank AG
10/10/00	6.59	100,000,000	100,000,000
10/19/00	6.75	75,000,000	75,000,000
11/20/00	7.01	75,000,000	75,000,000
12/11/00	6.50	100,000,000	100,000,000
Bayerische Landesbank Girozentrale
9/29/00	6.55	40,000,000	39,993,045
Deutsche Bank AG
9/19/00	6.40	50,000,000	49,997,575
Fleet Bank NA
9/8/00	6.72	25,000,000	25,000,048
Halifax PLC
9/6/00	6.56	30,000,000	30,000,000
9/25/00	6.54	55,000,000	55,000,000
11/20/00	7.03	50,000,000	50,000,000
12/7/00	6.43	75,000,000	75,000,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
Halifax PLC - continued
12/18/00	6.51%	$ 75,000,000	$ 75,000,000
Merita Bank PLC
9/8/00	6.72	50,000,000	50,000,096
11/27/00	6.60	100,000,000	100,002,376
Norddeutsche Landesbank Girozentrale
5/4/01	7.15	100,000,000	100,000,000
RaboBank Nederland Coop. Central
11/6/00	6.83	100,000,000	100,000,000
Societe Generale
9/6/00	6.70	98,500,000	98,499,916
Westdeutsche Landesbank Girozentrale
2/28/01	6.75	50,000,000	50,000,000
			2,043,492,853
New York Branch, Yankee Dollar, Foreign Banks - 13.5%
Barclays Bank PLC
9/5/00	6.55	100,000,000	100,000,000
Canadian Imperial Bank of Commerce
9/1/00	6.62 (b)	50,000,000	49,976,870
11/20/00	7.01	75,000,000	75,000,000
Commerzbank AG
9/6/00	6.57	130,000,000	130,000,000
Credit Agricole Indosuez
10/10/00	6.59	30,000,000	30,000,000
Deutsche Bank AG
9/11/00	6.55 (b)	60,000,000	59,987,827
Dresdner Bank AG
9/25/00	6.53	100,000,000	100,000,000
12/29/00	7.05	75,000,000	75,000,000
Royal Bank of Canada
9/1/00	6.62 (b)	100,000,000	99,960,490
9/13/00	6.55 (b)	75,000,000	74,981,004
5/3/01	7.10	75,000,000	74,985,774
Societe Generale
9/5/00	6.70	150,000,000	150,000,000
9/11/00	6.60 (b)	80,000,000	79,987,672
9/29/00	6.62 (b)	33,000,000	32,996,822
Svenska Handelsbanken AB
5/2/01	7.01	125,000,000	124,992,122

See accompanying notes which are an integral part of the financial statements.

Annual Report

Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Svenska Handelsbanken AB - continued
5/16/01	7.35%	$ 25,000,000	$ 25,001,661
UBS AG
12/7/00	6.45	50,000,000	49,955,072
Unibank AS
9/28/00	6.60	50,000,000	50,000,000
			1,382,825,314
TOTAL CERTIFICATES OF DEPOSIT			3,691,317,877
Commercial Paper - 49.2%

Aegon Funding Corp.
9/12/00	6.38	26,000,000	25,950,903
Amsterdam Funding Corp.
9/14/00	6.55	50,000,000	49,882,278
9/21/00	6.55	150,000,000	149,457,500
9/21/00	6.56	10,000,000	9,963,833
9/27/00	6.57	25,000,000	24,882,278
Asset Securitization Coop. Corp.
9/26/00	6.55	75,000,000	74,661,458
9/29/00	6.56 (b)	100,000,000	99,995,083
AT&T Corp.
9/19/00	6.65 (b)	50,000,000	50,000,000
Bank of America Corp.
11/6/00	6.84	50,000,000	49,394,083
Bank of Scotland Treasury Services PLC
9/15/00	6.72	50,000,000	49,871,667
BBL North America Funding Corp.
9/5/00	6.73	50,000,000	49,963,222
9/25/00	6.54	50,000,000	49,783,333
CIESCO LP
10/30/00	6.58	41,000,000	40,563,572
CIT Group, Inc.
9/12/00	6.54	50,000,000	49,900,694
9/13/00	6.56	50,000,000	49,891,500
Citibank Credit Card Master Trust I (Dakota Certificate Program)
9/11/00	6.55	38,000,000	37,931,283
10/12/00	6.59	45,000,000	44,665,850

See accompanying notes which are an integral part of the financial statements.

Annual Report

Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Citibank Credit Card Master Trust I (Dakota Certificate Program) - continued
10/23/00	6.59%	$ 25,000,000	$ 24,764,556
11/9/00	6.64	30,000,000	29,624,525
ConAgra, Inc.
9/15/00	6.73	5,000,000	4,987,031
9/25/00	6.73	50,000,000	49,777,000
Conoco, Inc.
9/29/00	6.69	25,000,000	24,870,889
Daimler-Chrysler North America Holding Corp.
9/14/00	6.72	50,000,000	49,880,653
11/22/00	6.60	70,000,000	68,965,206
11/28/00	6.61	50,000,000	49,206,778
Delaware Funding Corp.
10/20/00	6.58	117,851,000	116,807,544
10/25/00	6.57	30,000,000	29,707,500
Deutsche Bank Financial, Inc.
9/27/00	6.54	135,000,000	134,367,225
Dexia CLF Finance Co.
10/18/00	6.57	100,000,000	99,151,389
11/20/00	6.61	100,000,000	98,555,556
Dominion Resources, Inc.
9/12/00	6.73	15,000,000	14,969,246
9/12/00	6.74	15,000,000	14,969,200
9/21/00	6.75	30,000,000	29,888,167
Edison Asset Securitization LLC
9/15/00	6.54	66,342,000	66,174,173
9/25/00	6.55	225,000,000	224,025,004
10/26/00	6.59	90,173,000	89,276,154
11/3/00	6.59	103,419,000	102,242,609
Enterprise Funding Corp.
9/15/00	6.54	60,273,000	60,120,409
9/20/00	6.55	79,626,000	79,352,418
9/25/00	6.54	5,000,000	4,978,333
9/29/00	6.55	20,130,000	20,028,075
11/9/00	6.63	12,696,000	12,537,342
11/21/00	6.60	25,404,000	25,032,466
Falcon Asset Securitization Corp.
9/19/00	6.55	70,000,000	69,772,500
9/25/00	6.54	34,134,000	33,985,972
9/28/00	6.56	25,000,000	24,878,125
9/29/00	6.56	51,470,000	51,209,791
10/13/00	6.57	45,000,000	44,658,487

See accompanying notes which are an integral part of the financial statements.

Annual Report

Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Falcon Asset Securitization Corp. - continued
10/16/00	6.57%	$ 100,000,000	$ 99,186,875
10/26/00	6.58	70,204,000	69,506,835
11/20/00	6.61	35,000,000	34,494,444
GE Capital International Funding, Inc.
9/11/00	6.57	90,000,000	89,837,250
General Electric Capital Corp.
9/5/00	6.77	75,000,000	74,944,583
General Motors Acceptance Corp.
9/25/00	6.53	100,000,000	99,567,333
Goldman Sachs Group, Inc.
11/13/00	6.60	25,000,000	24,670,993
Halifax PLC
9/25/00	6.54	50,000,000	49,783,333
Heller Financial, Inc.
9/21/00	6.64	25,000,000	24,908,333
9/28/00	6.65	25,000,000	24,876,250
ING America Insurance Holdings, Inc.
9/6/00	6.71	25,000,000	24,977,083
10/26/00	6.85	50,000,000	49,493,542
11/8/00	6.95	10,000,000	9,873,161
Kitty Hawk Funding Corp.
9/20/00	6.40	29,546,000	29,449,319
9/20/00	6.41	15,000,000	14,950,838
12/1/00	7.08	25,000,000	24,568,382
Lehman Brothers Holdings, Inc.
9/11/00	6.72 (b)	66,000,000	66,000,000
9/20/00	6.72 (b)	11,000,000	11,000,000
Lower Colorado River Auth. Tax Rev.
9/6/00	6.49	55,000,000	55,000,000
Montauk Funding Corp.
9/27/00	6.56	120,000,000	119,434,933
10/23/00	6.59	100,000,000	99,059,667
New Center Asset Trust
11/22/00	6.61	70,000,000	68,963,611
Newport Funding Corp.
9/7/00	6.56	50,000,000	49,945,667
9/11/00	6.56	50,000,000	49,909,444
9/18/00	6.35	65,000,000	64,811,229
PHH Corp.
9/18/00	6.71	5,000,000	4,984,275

See accompanying notes which are an integral part of the financial statements.

Annual Report

Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Phillips Petroleum Co.
9/29/00	6.75%	$ 45,000,000	$ 44,765,500
Preferred Receivables Funding Corp.
9/21/00	6.53	40,000,000	39,855,556
10/3/00	6.55	45,000,000	44,740,000
Rohm & Haas Co.
9/15/00	6.73	45,000,000	44,883,275
Salomon Smith Barney Holdings, Inc.
10/12/00	6.59	10,000,000	9,925,858
Sears Roebuck Acceptance Corp.
9/29/00	6.74	10,000,000	9,947,889
Societe Generale NA
12/26/00	6.69	25,000,000	24,486,861
2/28/01	6.72	100,000,000	96,752,500
Southern Co.
9/26/00	6.61	15,000,000	14,931,563
Three Rivers Funding Corp.
9/22/00	6.55	82,268,000	81,955,587
Triple-A One Funding Corp.
9/25/00	6.54	21,450,000	21,356,907
10/5/00	6.59	35,000,000	34,784,478
Tyco International Group SA
9/15/00	6.77	25,000,000	24,934,569
9/21/00	6.78	25,000,000	24,906,389
Variable Funding Capital Corp.
9/12/00	6.74	50,000,000	49,898,708
11/16/00	6.61	25,000,000	24,656,944
Ventures Business Trust
9/15/00	6.55	46,485,000	46,367,135
9/25/00	6.55	50,000,000	49,783,000
11/14/00	6.62	40,000,000	39,464,733
Vodafone AirTouch PLC
9/1/00	6.70	75,000,000	75,000,000
Windmill Funding Corp.
9/13/00	6.35	50,000,000	49,897,450
9/14/00	6.53	40,000,000	39,906,111
9/15/00	6.55	25,000,000	24,936,708
9/25/00	6.56	50,000,000	49,783,000
WorldCom, Inc.
9/7/00	6.69	25,000,000	24,972,292

See accompanying notes which are an integral part of the financial statements.

Annual Report

Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
WorldCom, Inc. - continued
9/15/00	6.68%	$ 49,000,000	$ 48,873,471
9/15/00	6.69	10,000,000	9,974,139
TOTAL COMMERCIAL PAPER			5,041,460,863
Bank Notes - 4.4%

Bank of America NA
11/2/00	6.63	110,000,000	110,000,000
11/20/00	7.00	55,000,000	55,000,000
Bank One NA
10/16/00	6.75	50,000,000	50,000,000
Bank One NA, Chicago
10/19/00	6.72 (b)	50,000,000	49,995,410
10/23/00	6.70 (b)	60,000,000	59,992,370
Comerica Bank, Detroit
9/11/00	6.66 (b)	50,000,000	49,999,259
First Union National Bank, North Carolina
10/4/00	6.86 (b)	75,000,000	75,000,000
TOTAL BANK NOTES			449,987,039
Master Notes - 1.8%

Goldman Sachs Group, Inc.
9/25/00	6.67 (c)	60,000,000	60,000,000
10/16/00	6.65 (c)	50,000,000	50,000,000
J.P. Morgan Securities, Inc.
9/7/00	6.61 (b)	75,000,000	75,000,000
TOTAL MASTER NOTES			185,000,000
Medium-Term Notes - 2.3%

Bank of Scotland Treasury Services PLC
10/19/00	6.74 (b)	35,000,000	35,000,516
Centex Home Mortgage LLC
9/20/00	6.76 (a)(b)	50,000,000	50,000,000
CIT Group, Inc.
9/1/00	6.61 (b)	50,000,000	49,978,023

See accompanying notes which are an integral part of the financial statements.

Annual Report

Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp.
9/28/00	6.56% (b)	$ 50,000,000	$ 49,985,462
Merrill Lynch & Co., Inc.
9/5/00	6.59 (b)	50,000,000	49,997,068
TOTAL MEDIUM-TERM NOTES			234,961,069
Short-Term Notes - 4.5%

Jackson National Life Insurance Co.
10/1/00	6.93 (b)(c)	36,000,000	36,000,000
Monumental Life Insurance Co.
9/1/00	6.76 (b)(c)	10,000,000	10,000,000
9/1/00	6.79 (b)(c)	45,000,000	45,000,000
New York Life Insurance Co.
10/1/00	6.87 (b)(c)	35,000,000	35,000,000
10/1/00	6.90 (b)(c)	23,000,000	23,000,000
12/1/00	6.81 (b)(c)	25,000,000	25,000,000
Pacific Life Insurance Co.
9/8/00	6.89 (b)(c)	25,000,000	25,000,000
RACERS Series 00 10MM,
9/22/00	6.64 (a)(b)	50,000,000	50,000,000
Strategic Money Market Trust Series 1999 A6,
9/13/00	6.78 (a)(b)	86,000,000	86,000,000
Strategic Money Market Trust Series 2000 B,
9/13/00	6.81 (a)(b)	30,000,000	30,000,000
Strategic Money Market Trust Series 2000 E,
9/14/00	6.64 (a)(b)	35,000,000	35,000,000
Transamerica Occidental Life Insurance Co.
11/30/00	6.56 (b)(c)	55,000,000	55,000,000
TOTAL SHORT-TERM NOTES			455,000,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Repurchase Agreements - 1.3%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 8/31/00 due 9/1/00 At 6.67%	$ 655,121	$ 655,000
With Deutsche Bank Securities, Inc. At 6.77%, dated 8/31/00 due 9/1/00 (Commercial Paper Obligations) (Principal Amount $141,880,299) 0% - 7%, 9/1/00 - 11/21/00	136,025,576	136,000,000
TOTAL REPURCHASE AGREEMENTS		136,655,000
TOTAL INVESTMENT PORTFOLIO - 99.5%	10,194,381,848
NET OTHER ASSETS - 0.5%	48,035,215
NET ASSETS - 100%	$ 10,242,417,063
Total Cost for Income Tax Purposes $ 10,194,381,848
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $251,000,000 or 2.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 6.65%, 10/16/00	8/9/00	$ 50,000,000
6.67%, 9/25/00	7/25/00	$ 60,000,000
Jackson National Life Insurance Co. 6.93%, 10/1/00	7/6/99	$ 36,000,000
Monumental Life Insurance Co.: 6.76%, 9/1/00	7/31/98	$ 10,000,000
6.79%, 9/1/00	3/12/99	$ 45,000,000
New York Life Insurance Co.: 6.81%, 12/1/00	8/28/00	$ 25,000,000
6.87%, 10/1/00	7/13/00	$ 35,000,000
6.90%, 10/1/00	12/20/99	$ 23,000,000
Pacific Life Insurance Co 6.89%, 9/8/00	8/31/99	$ 25,000,000
Transamerica Occidental Life Insurance Co. 6.56%, 11/30/00	4/28/00	$ 55,000,000
Income Tax Information

At August 31, 2000, the fund had a capital loss carryforward of approximately $304,000 of which $139,000, $42,000, $73,000, $1,000 and $49,000 will expire on August 31, 2002, 2004, 2005, 2006 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $136,655,000) - See accompanying schedule		$ 10,194,381,848
Receivable for fund shares sold		65,392,870
Interest receivable		63,395,347
Total assets		10,323,170,065
Liabilities
Payable to custodian bank	$ 831
Payable for fund shares redeemed	76,961,174
Distributions payable	109,477
Accrued management fee	3,606,871
Other payables and accrued expenses	74,649
Total liabilities		80,753,002
Net Assets		$ 10,242,417,063
Net Assets consist of:
Paid in capital		$ 10,242,814,352
Accumulated net realized gain (loss) on investments		(397,289)
Net Assets, for 10,242,742,342 shares outstanding		$ 10,242,417,063
Net Asset Value, offering price and redemption price per share ($10,242,417,063 ÷ 10,242,742,342 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2000
Interest Income		$ 636,206,139
Expenses
Management fee	$ 43,510,828
Non-interested trustees' compensation	34,911
Total expenses before reductions	43,545,739
Expense reductions	(3,917,399)	39,628,340
Net interest income		596,577,799
Net Realized Gain (Loss) on Investments		(142,353)
Net increase in net assets resulting from operations		$ 596,435,446

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2000	Year ended August 31, 1999
Increase (Decrease) in Net Assets
Operations Net interest income	$ 596,577,799	$ 448,397,808
Net realized gain (loss)	(142,353)	173,790
Net increase (decrease) in net assets resulting from operations	596,435,446	448,571,598
Distributions to shareholders from net interest income	(596,577,799)	(448,397,808)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	18,811,440,179	16,462,325,115
Reinvestment of distributions from net interest income	596,372,134	448,025,762
Cost of shares redeemed	(19,475,728,245)	(14,521,593,074)
Net increase (decrease) in net assets and shares resulting from share transactions	(67,915,932)	2,388,757,803
Total increase (decrease) in net assets	(68,058,285)	2,388,931,593
Net Assets
Beginning of period	10,310,475,348	7,921,543,755
End of period	$ 10,242,417,063	$ 10,310,475,348

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net interest income	.058	.049	.053	.052	.053
Less Distributions
From net interest income	(.058)	(.049)	(.053)	(.052)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	5.91%	4.97%	5.46%	5.37%	5.40%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 10,242	$ 10,310	$ 7,922	$ 6,227	$ 5,327
Ratio of expenses to average net assets	.42%	.42%	.42%	.42%	.37% B
Ratio of expenses to average net assets after expense reductions	.38% C	.38% C	.39% C	.39% C	.34% C
Ratio of net interest income to average net assets	5.75%	4.85%	5.33%	5.21%	5.31%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2000

1. Significant Accounting Policies.

Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Interest Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net interest income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account,

Annual Report

Notes to Financial Statements - continued

2. Operating Policies -
continued

Repurchase Agreements - continued

at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

When-Issued Securities. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $364,000,000 or 3.6% of net assets.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates -
continued

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $8,340,333. The weighted average interest rate was 5.66%. Interest earned from the interfund lending program amounted to $3,932 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

5. Expense Reductions.

Through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $3,917,399 under this arrangement.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Retirement Money Market Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 13, 2000

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 12, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast

J. Michael Cook

Affirmative	6,897,618,844.74	94.916
Withheld	369,420,761.15	5.084
TOTAL	7,267,039,605.89	100.000

Ralph F. Cox

Affirmative	6,896,832,903.37	94.906
Withheld	370,206,702.52	5.094
TOTAL	7,267,039,605.89	100.000

Phyllis Burke Davis

Affirmative	6,889,963,420.94	94.811
Withheld	377,076,184.95	5.189
TOTAL	7,267,039,605.89	100.000

Robert M. Gates

Affirmative	6,892,297,505.35	94.843
Withheld	374,742,100.54	5.157
TOTAL	7,267,039,605.89	100.000

Edward C. Johnson 3d

Affirmative	6,896,618,844.78	94.903
Withheld	370,420,761.11	5.097
TOTAL	7,267,039,605.89	100.000

Donald J. Kirk

Affirmative	6,901,850,533.92	94.975
Withheld	365,189,071.97	5.025
TOTAL	7,267,039,605.89	100.000
\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast

Marie L. Knowles

Affirmative	6,896,264,771.74	94.898
Withheld	370,774,834.15	5.102
TOTAL	7,267,039,605.89	100.000

Ned C. Lautenbach

Affirmative	6,902,345,350.58	94.982
Withheld	364,694,255.31	5.018
TOTAL	7,267,039,605.89	100.000

Peter S. Lynch

Affirmative	6,902,132,019.88	94.979
Withheld	364,907,586.01	5.021
TOTAL	7,267,039,605.89	100.000

William O. McCoy

Affirmative	6,900,137,540.96	94.951
Withheld	366,902,064.93	5.049
TOTAL	7,267,039,605.89	100.000

Marvin L. Mann

Affirmative	6,898,734,631.63	94.932
Withheld	368,304,974.26	5.068
TOTAL	7,267,039,605.89	100.000

Robert C. Pozen

Affirmative	6,902,879,704.43	94.989
Withheld	364,159,901.46	5.011
TOTAL	7,267,039,605.89	100.000

Annual Report

Proxy Voting Results - continued

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.

\\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast
Affirmative	4,555,529,832.08	90.956
Against	128,579,253.10	2.567
Abstain	324,387,514.91	6.477
TOTAL	5,008,496,600.09	100.000

PROPOSAL 3

To authorize the Trustees to adopt an amended and restated Trust Instrument.*

\\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast
Affirmative	6,177,560,774.68	85.008
Against	441,140,307.33	6.070
Abstain	648,338,523.88	8.922
TOTAL	7,267,039,605.89	100.000

PROPOSAL 4

To approve an amended management contract for the fund.

\\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast
Affirmative	4,160,275,358.81	83.064
Against	404,621,324.79	8.079
Abstain	443,599,916.49	8.857
TOTAL	5,008,496,600.09	100.000

PROPOSAL 5

To amend the fund's fundamental investment limitation concerning diversification.

\\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast
Affirmative	4,173,860,233.82	83.336
Against	380,520,574.38	7.597
Abstain	454,115,791.89	9.067
TOTAL	5,008,496,600.09	100.000

PROPOSAL 6

To amend the fund's fundamental investment limitation concerning underwriting.

\\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast
Affirmative	4,144,179,112.96	82.743
Against	389,748,288.96	7.782
Abstain	474,569,198.17	9.475
TOTAL	5,008,496,600.09	100.000

PROPOSAL 7

To amend the fund's fundamental investment limitation concerning concentration.

\\\\\\\\\\\\\\	# of	% of
	Votes Cast	Votes Cast
Affirmative	4,141,880,494.04	82.697
Against	392,710,509.61	7.841
Abstain	473,905,596.44	9.462
TOTAL	5,008,496,600.09	100.000

* Denotes trust-wide proposals and
voting results.

Annual Report

c

Annual Report

Annual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Robert K. Duby, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria C. Dwyer, Deputy Treasurer
Stanley N. Griffith,
Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

RMM-PRO-1000 112813
1.703301.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com